UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-22998

CSOP ETF TRUST

on behalf of the following series:

CSOP FTSE China A50 ETF

CSOP MSCI China A International Hedged ETF

(Exact name of Registrant as specified in charter)

2801-2803, Two Exchange Square,

8 Connaught Place, Central

Hong Kong

(Address of principal executive offices)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5688

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2018

	Shares	Market Value
Common Stocks - 99.6%
China - 99.6%
Auto Manufacturers - 1.7%
SAIC Motor Corp. Ltd. Class A	42,489	$164,681

Banks - 35.8%
Agricultural Bank of China Ltd. Class A	601,200	314,533
Bank of Beijing Co. Ltd. Class A	199,272	162,463
Bank of China Ltd. Class A	330,700	173,495
Bank of Communications Co. Ltd. Class A	314,100	264,297
Bank of Shanghai Co. Ltd. Class A	71,526	116,316
China CITIC Bank Corp. Ltd. Class A	42,738	33,850
China Construction Bank Corp. Class A	141,300	130,806
China Everbright Bank Co. Ltd. Class A	218,700	117,597
China Merchants Bank Co. Ltd. Class A	184,510	675,718
China Minsheng Banking Corp. Ltd. Class A	433,984	361,388
Industrial & Commercial Bank of China Ltd. Class A	338,500	260,231
Industrial Bank Co. Ltd. Class A	217,432	472,084
Ping An Bank Co. Ltd. Class A	113,124	154,207
Shanghai Pudong Development Bank Co. Ltd. Class A	225,681	321,415
		3,558,400

Beverages - 9.0%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	6,900	94,981
Kweichow Moutai Co. Ltd. Class A	6,947	595,665
Wuliangye Yibin Co. Ltd. Class A	27,600	204,080
		894,726

Building Materials - 1.2%
Anhui Conch Cement Co. Ltd. Class A	27,100	115,315

Coal - 0.8%
China Shenhua Energy Co. Ltd. Class A	31,067	81,087

Commercial Services - 0.4%
Shanghai International Port Group Co. Ltd. Class A	47,300	35,607

Diversified Financial Services - 4.0%
CITIC Securities Co. Ltd. Class A(b) (c)	121,946	283,729
Guotai Junan Securities Co. Ltd. Class A	51,900	115,550
		399,279

Electric - 1.4%
China Yangtze Power Co. Ltd. Class A	62,100	143,314

Electrical Components & Equipment - 0.4%
Contemporary Amperex Technology Co. Ltd. Class A(a)	3,400	36,465

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2018

	Shares	Market Value
Electronics - 1.7%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	43,863	$164,206

Engineering & Construction - 4.3%
China Communications Construction Co. Ltd. Class A	22,100	36,164
China Railway Construction Corp. Ltd. Class A	59,600	94,150
China Railway Group Ltd. Class A	80,700	81,978
China State Construction Engineering Corp. Ltd. Class A	263,660	218,406
		430,698

Food - 3.0%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,200	41,994
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	78,200	260,021
		302,015

Home Furnishings - 6.8%
Gree Electric Appliances, Inc. of Zhuhai Class A(a)	66,800	346,472
Midea Group Co. Ltd. Class A	61,590	329,922
		676,394

Insurance - 14.8%
China Life Insurance Co. Ltd. Class A	22,845	67,694
China Pacific Insurance Group Co. Ltd. Class A	39,417	162,857
New China Life Insurance Co. Ltd. Class A	10,246	62,896
Ping An Insurance Group Co. of China Ltd. Class A	144,525	1,178,287
		1,471,734

Iron/Steel - 0.8%
Baoshan Iron & Steel Co. Ltd. Class A	82,400	77,837

Machinery-Diversified - 0.2%
360 Security Technology, Inc. Class A	6,200	18,354

Miscellaneous Manufacturer - 1.5%
CRRC Corp. Ltd. Class A	116,830	153,146

Oil & Gas - 1.8%
China Petroleum & Chemical Corp. Class A	150,000	110,085
PetroChina Co. Ltd. Class A	63,500	66,535
		176,620

Pharmaceuticals - 2.1%
Jiangsu Hengrui Medicine Co. Ltd. Class A	26,610	203,992

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) (concluded)

December 31, 2018

	Shares	Market Value
Real Estate - 6.2%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	32,200	$81,190
China Vanke Co. Ltd. Class A	101,500	351,361
Poly Developments & Holdings Group Co. Ltd. Class A	107,200	183,677
		616,228

Telecommunications - 1.2%
China United Network Communications Ltd. Class A	119,400	89,710
Foxconn Industrial Internet Co. Ltd. Class A(a)	17,500	29,476
		119,186

Transportation - 0.5%
SF Holding Co. Ltd. Class A	11,186	53,239

Total Common Stocks (Cost $10,500,798)		9,892,523

Total Investments - 99.6% (Cost $10,500,798)		9,892,523
Other assets in excess of liabilities - 0.4%		42,182
Net Assets - 100.0%		$9,934,705

(a)	Non-income producing security.
(b)	Level 2 security fair valued in accordance with procedures adopted by the Board of Trustees using observable inputs. At December 31, 2018, the value of this security amounted to $283,729 or 2.9% of net assets.
(c)	Security deemed illiquid as of December 31, 2018.

Summary of Investments by Sector^
Financials	54.7%
Consumer Staples	12.0
Consumer Discretionary	8.5
Industrials	7.1
Real Estate	6.2
Energy	2.6
Information Technology	2.1
Health Care	2.1
Materials	2.0
Utilities	1.4
Communication Services	0.9
Other assets in excess of liabilities	0.4
100.0%

^	As a percentage of net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2018

	Shares	Market Value
Common Stocks - 93.0%
China - 93.0%
Advertising - 0.3%
Focus Media Information Technology Co. Ltd. Class A	4,440	$3,381

Aerospace/Defense - 0.4%
AECC Aviation Power Co. Ltd. Class A	700	2,210
AVIC Aircraft Co. Ltd. Class A	1,400	2,694
		4,904

Agriculture - 0.9%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	837
Muyuan Foodstuff Co. Ltd. Class A	1,080	4,512
New Hope Liuhe Co. Ltd. Class A	2,100	2,222
Tongwei Co. Ltd. Class A	1,800	2,166
		9,737

Airlines - 0.9%
Air China Ltd. Class A	1,600	1,777
China Eastern Airlines Corp. Ltd. Class A	3,700	2,554
China Southern Airlines Co. Ltd. Class A	3,800	3,667
Spring Airlines Co. Ltd. Class A	400	1,849
		9,847

Auto Manufacturers - 2.0%
BYD Co. Ltd. Class A	700	5,188
Chongqing Changan Automobile Co. Ltd. Class A	2,000	1,915
SAIC Motor Corp. Ltd. Class A	3,500	13,566
Zhengzhou Yutong Bus Co. Ltd. Class A	1,200	2,067
		22,736

Auto Parts & Equipment – 1.0%
Fuyao Glass Industry Group Co. Ltd. Class A	1,100	3,642
Huayu Automotive Systems Co. Ltd. Class A	1,100	2,941
Wanxiang Qianchao Co. Ltd. Class A	1,440	1,071
Weichai Power Co. Ltd. Class A	3,200	3,581
		11,235

Banks - 19.6%
Agricultural Bank of China Ltd. Class A	32,400	16,951
Bank of Beijing Co. Ltd. Class A	8,640	7,044
Bank of China Ltd. Class A	21,200	11,122
Bank of Communications Co. Ltd. Class A	18,700	15,735
Bank of Guiyang Co. Ltd. Class A	1,200	1,863
Bank of Jiangsu Co. Ltd. Class A	5,200	4,512
Bank of Nanjing Co. Ltd. Class A	4,536	4,258
Bank of Ningbo Co. Ltd. Class A	2,730	6,435
Bank of Shanghai Co. Ltd. Class A	4,780	7,773

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2018

	Shares	Market Value
Banks - 19.6% (continued)
China CITIC Bank Corp. Ltd. Class A	2,600	$2,059
China Construction Bank Corp. Class A	5,100	4,721
China Everbright Bank Co. Ltd. Class A	18,900	10,163
China Merchants Bank Co. Ltd. Class A	10,500	38,453
China Minsheng Banking Corp. Ltd. Class A	15,960	13,290
Huaxia Bank Co. Ltd. Class A	5,040	5,413
Industrial & Commercial Bank of China Ltd. Class A	23,200	17,836
Industrial Bank Co. Ltd. Class A	10,600	23,015
Ping An Bank Co. Ltd. Class A	8,160	11,123
Shanghai Pudong Development Bank Co. Ltd. Class A	12,584	17,922
		219,688

Beverages - 7.3%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	700	9,636
Kweichow Moutai Co. Ltd. Class A	600	51,447
Luzhou Laojiao Co. Ltd. Class A	600	3,545
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	400	2,037
Tsingtao Brewery Co. Ltd. Class A	400	2,026
Wuliangye Yibin Co. Ltd. Class A	1,700	12,570
		81,261

Biotechnology - 0.2%
Hualan Biological Engineering, Inc. Class A	480	2,288

Building Materials - 1.3%
Anhui Conch Cement Co. Ltd. Class A	2,100	8,936
BBMG Corp. Class A	3,800	1,933
Beijing New Building Materials PLC Class A	800	1,600
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,500	1,766
		14,235

Chemicals - 1.0%
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	2,200	1,436
Qinghai Salt Lake Industry Co. Ltd. Class A(a)	900	913
Rongsheng Petro Chemical Co. Ltd. Class A	1,500	2,199
Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,200	2,321
Tianqi Lithium Corp. Class A	500	2,131
Zhejiang Longsheng Group Co. Ltd. Class A	1,800	2,524
		11,524

Coal - 1.0%
China Shenhua Energy Co. Ltd. Class A	2,200	5,742
Shaanxi Coal Industry Co. Ltd. Class A	2,300	2,487
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,600	1,549
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,700	1,356
		11,134

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2018

	Shares	Market Value
Commercial Services - 0.4%
Ningbo Zhoushan Port Co. Ltd. Class A	4,100	$1,990
Shanghai International Port Group Co. Ltd. Class A	3,300	2,484
		4,474

Computers - 1.6%
Aisino Corp. Class A	1,000	3,326
BOE Technology Group Co. Ltd. Class A	16,100	6,154
Dawning Information Industry Co. Ltd. Class A	300	1,564
DHC Software Co. Ltd. Class A	1,400	1,414
Inspur Electronic Information Industry Co. Ltd. Class A	650	1,504
Newland Digital Technology Co. Ltd. Class A	900	1,915
Venustech Group, Inc. Class A	800	2,390
		18,267

Distribution/Wholesale - 0.4%
Chinese Universe Publishing & Media Group Co. Ltd. Class A	800	1,512
Liaoning Cheng Da Co. Ltd. Class A	800	1,216
Shanghai Jahwa United Co. Ltd. Class A	400	1,587
		4,315

Diversified Financial Services - 6.4%
Anxin Trust Co. Ltd. Class A	2,376	1,509
Changjiang Securities Co. Ltd. Class A	2,600	1,946
China Merchants Securities Co. Ltd. Class A	2,800	5,453
CITIC Securities Co. Ltd. Class A(b) (d)	4,700	10,935
Dongxing Securities Co. Ltd. Class A	900	1,250
Everbright Securities Co. Ltd. Class A	1,600	2,039
Founder Securities Co. Ltd. Class A	4,400	3,395
GF Securities Co. Ltd. Class A	2,800	5,160
Guosen Securities Co. Ltd. Class A	2,200	2,676
Guotai Junan Securities Co. Ltd. Class A	3,400	7,570
Guoyuan Securities Co. Ltd. Class A	1,650	1,674
Haitong Securities Co. Ltd. Class A	3,900	4,987
Huatai Securities Co. Ltd. Class A	2,600	6,121
Industrial Securities Co. Ltd. Class A	3,560	2,401
Orient Securities Co. Ltd. Class A	2,700	3,127
Shanxi Securities Co. Ltd. Class A	1,200	1,032
Shenwan Hongyuan Group Co. Ltd. Class A	8,910	5,270
Sinolink Securities Co. Ltd. Class A	1,600	1,665
SooChow Securities Co. Ltd. Class A	1,300	1,266
Western Securities Co. Ltd. Class A	1,600	1,784
		71,260

Electric - 3.6%
China National Nuclear Power Co. Ltd. Class A	6,200	4,748
China Yangtze Power Co. Ltd. Class A	5,900	13,616
GD Power Development Co. Ltd. Class A	8,500	3,162
Huadian Power International Corp. Ltd. Class A	4,400	3,037
Huaneng Power International, Inc. Class A	2,500	2,681

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2018

	Shares	Market Value
Electric - 3.6% (continued)
SDIC Power Holdings Co. Ltd. Class A	3,600	$4,212
Shenergy Co. Ltd. Class A	2,500	1,773
Shenzhen Energy Group Co. Ltd. Class A	2,100	1,602
Sichuan Chuantou Energy Co. Ltd. Class A	2,300	2,898
Zhejiang Zheneng Electric Power Co. Ltd. Class A	4,700	3,231
		40,960

Electrical Components & Equipment - 0.9%
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	390	1,909
Fangda Carbon New Material Co. Ltd. Class A	800	1,943
TBEA Co. Ltd. Class A	1,900	1,875
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,430	2,076
Zhejiang Chint Electrics Co. Ltd. Class A	600	2,114
		9,917

Electronics - 2.4%
Dongxu Optoelectronic Technology Co. Ltd. Class A	1,800	1,177
GoerTek, Inc. Class A	1,600	1,600
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,150	15,536
Han's Laser Technology Industry Group Co. Ltd. Class A	600	2,647
Luxshare Precision Industry Co. Ltd. Class A	2,047	4,182
O-film Tech Co. Ltd. Class A	1,250	1,669
		26,811

Energy-Alternate Sources - 0.5%
Hubei Energy Group Co. Ltd. Class A	2,900	1,547
LONGi Green Energy Technology Co. Ltd. Class A	1,400	3,548
		5,095

Engineering & Construction - 3.5%
China Communications Construction Co. Ltd. Class A	1,200	1,964
China Gezhouba Group Co. Ltd. Class A	2,400	2,204
China National Chemical Engineering Co. Ltd. Class A	2,700	2,103
China Railway Construction Corp. Ltd. Class A	5,200	8,214
China State Construction Engineering Corp. Ltd. Class A	16,940	14,033
Metallurgical Corp. of China Ltd. Class A	6,700	3,028
Power Construction Corp. of China Ltd. Class A	4,000	2,825
Shanghai Construction Group Co. Ltd. Class A	1	–
Shanghai International Airport Co. Ltd. Class A	500	3,688
Shanghai Tunnel Engineering Co. Ltd. Class A	1,700	1,547
		39,606

Entertainment - 0.3%
Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,400	3,138

Environmental Control - 0.2%
Beijing Capital Co. Ltd. Class A	2,600	1,296

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2018

	Shares	Market Value
Environmental Control - 0.2% (continued)
Tus-Sound Environmental Resources Co. Ltd. Class A	560	$846
		2,142

Food - 2.6%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,000	9,999
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,200	4,114
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,000	9,975
Yonghui Superstores Co. Ltd. Class A	4,400	5,032
		29,120

Healthcare-Services - 0.3%
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,320	2,868

Holding Companies-Diversified - 0.3%
Avic Capital Co. Ltd. Class A	3,400	2,095
Zhejiang China Commodities City Group Co. Ltd. Class A	2,900	1,471
		3,566

Home Furnishings - 2.7%
Gree Electric Appliances, Inc. of Zhuhai Class A(a)	1,200	6,224
Midea Group Co. Ltd. Class A	2,900	15,535
Qingdao Haier Co. Ltd. Class A	2,900	5,837
TCL Corp. Class A	5,900	2,101
		29,697

Insurance - 5.8%
China Life Insurance Co. Ltd. Class A	1,300	3,852
China Pacific Insurance Group Co. Ltd. Class A	2,500	10,329
Hubei Biocause Pharmaceutical Co. Ltd. Class A	2,100	1,712
New China Life Insurance Co. Ltd. Class A	700	4,297
Ping An Insurance Group Co. of China Ltd. Class A	5,500	44,841
		65,031

Investment Companies - 0.2%
SDIC Capital Co. Ltd. Class A	1,300	1,698

Iron/Steel - 1.6%
Angang Steel Co. Ltd. Class A	2,700	2,013
Baoshan Iron & Steel Co. Ltd. Class A	8,824	8,335
Hesteel Co. Ltd. Class A	5,700	2,353
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	18,060	3,884
Maanshan Iron & Steel Co. Ltd. Class A	3,000	1,509
		18,094

Leisure Time - 0.8%
China International Travel Service Corp. Ltd. Class A	1,000	8,749

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2018

	Shares	Market Value
Machinery-Construction & Mining - 1.0%
Sany Heavy Industry Co. Ltd. Class A	4,100	$4,969
Shanghai Electric Group Co. Ltd. Class A	4,000	2,872
XCMG Construction Machinery Co. Ltd. Class A	3,800	1,784
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,400	1,759
		11,384

Machinery-Diversified - 0.7%
China Shipbuilding Industry Group Power Co. Ltd. Class A	600	1,942
NARI Technology Co. Ltd. Class A	2,300	6,194
		8,136

Media - 0.5%
China South Publishing & Media Group Co. Ltd. Class A	1,000	1,817
CITIC Guoan Information Industry Co. Ltd. Class A	2,000	979
Shanghai Oriental Pearl Group Co. Ltd. Class A	1,820	2,708
		5,504

Mining - 1.8%
China Molybdenum Co. Ltd. Class A	3,200	1,748
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,700	2,167
Jiangxi Copper Co. Ltd. Class A	1,100	2,104
Jiangxi Ganfeng Lithium Co. Ltd. Class A	450	1,444
Shandong Gold Mining Co. Ltd. Class A	700	3,077
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,800	1,036
Tongling Nonferrous Metals Group Co. Ltd. Class A	4,700	1,346
Zhejiang Huayou Cobalt Co. Ltd. Class A	420	1,838
Zhongjin Gold Corp. Ltd. Class A	1,888	2,354
Zijin Mining Group Co. Ltd. Class A	7,500	3,640
		20,754

Miscellaneous Manufacturer - 1.6%
China Jushi Co. Ltd. Class A	1,560	2,192
CRRC Corp. Ltd. Class A	10,900	14,288
Jihua Group Corp. Ltd. Class A	2,100	1,022
		17,502

Office/Business Equipment - 0.1%
Unisplendour Corp. Ltd. Class A	300	1,363

Oil & Gas - 1.3%
China Petroleum & Chemical Corp. Class A	13,100	9,614
PetroChina Co. Ltd. Class A	5,100	5,344
		14,958

Oil & Gas Services - 0.1%
Offshore Oil Engineering Co. Ltd. Class A	2,300	1,638

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2018

	Shares	Market Value
Pharmaceuticals - 4.4%
Beijing SL Pharmaceutical Co. Ltd. Class A	400	$1,442
Beijing Tongrentang Co. Ltd. Class A	800	3,197
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	500	1,806
Dong-E-E-Jiao Co. Ltd. Class A	400	2,299
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	600	3,118
Huadong Medicine Co. Ltd. Class A	600	2,307
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,669	12,795
Jointown Pharmaceutical Group Co. Ltd. Class A	1,000	2,122
Kangmei Pharmaceutical Co. Ltd. Class A	2,300	3,078
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,000	3,382
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	500	1,518
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	700	2,101
Tasly Pharmaceutical Group Co. Ltd. Class A	840	2,344
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,037	2,095
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	3,778
Zhejiang NHU Co. Ltd. Class A	1,020	2,225
		49,607

Pipelines - 0.2%
Guanghui Energy Co. Ltd. Class A	3,510	1,918

Real Estate - 5.1%
China Fortune Land Development Co. Ltd. Class A	1,100	4,068
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,162	7,973
China Vanke Co. Ltd. Class A	4,400	15,231
Financial Street Holdings Co. Ltd. Class A	1,600	1,498
Gemdale Corp. Class A	2,400	3,355
Jinke Properties Group Co. Ltd. Class A	2,700	2,429
Poly Developments & Holdings Group Co. Ltd. Class A	5,700	9,766
RiseSun Real Estate Development Co. Ltd. Class A	1,800	2,080
Seazen Holdings Co. Ltd. Class A	1,000	3,443
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	900	1,955
Xinhu Zhongbao Co. Ltd. Class A	3,200	1,349
Youngor Group Co. Ltd. Class A	1,400	1,463
Zhongtian Financial Group Co. Ltd. Class A(c) (d)	3,150	2,229
		56,839

Retail - 0.8%
China Grand Automotive Services Co. Ltd. Class A	2,700	1,593
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,000	2,471
Suning.com Co. Ltd. Class A	3,900	5,583
		9,647

Semiconductors - 0.3%
Sanan Optoelectronics Co. Ltd. Class A	1,920	3,156

Software - 1.4%
Beijing Shiji Information Technology Co. Ltd. Class A	600	2,263
Giant Network Group Co. Ltd. Class A	600	1,689

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2018

	Shares	Market Value
Software - 1.4% (continued)
Hundsun Technologies, Inc. Class A	300	$2,266
Iflytek Co. Ltd. Class A	750	2,686
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	600	823
Yonyou Network Technology Co. Ltd. Class A	910	2,817
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	2,665
		15,209

Telecommunications - 2.1%
China Spacesat Co. Ltd. Class A	600	1,510
China United Network Communications Ltd. Class A	13,500	10,143
Dr Peng Telecom & Media Group Co. Ltd. Class A	700	715
Fiberhome Telecommunication Technologies Co. Ltd. Class A	500	2,069
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	1,360
Hengtong Optic-electric Co. Ltd. Class A	1,000	2,478
ZTE Corp. Class A(a)	1,700	4,840
		23,115

Transportation - 1.2%
COSCO Shipping Development Co. Ltd. Class A(a)	4,000	1,325
COSCO Shipping Holdings Co. Ltd. Class A(a)	3,800	2,231
Daqin Railway Co. Ltd. Class A	7,100	8,492
Guangshen Railway Co. Ltd. Class A	3,000	1,378
		13,426

Total Common Stocks (Cost $1,192,263)		1,040,934

Total Investments - 93.0% (Cost $1,192,263)		1,040,934
Other assets in excess of liabilities - 7.0%		78,725
Net Assets - 100.0%		$1,119,659

(a)	Non-income producing security.
(b)	Level 2 security fair valued in accordance with procedures adopted by the Board of Trustees using observable inputs. At December 31, 2018, the value of this security amounted to $10,935 or 1.0% of net assets.
(c)	Level 3 security fair valued in accordance with procedures adopted by the Board of Trustees using unobservable inputs. At December 31, 2018, the value of this security amounted to $2,229 or 0.2% of net assets.
(d)	Security deemed illiquid as of December 31, 2018.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2018

Summary of Investments by Sector^
Financials	32.1%
Industrials	11.7
Consumer Staples	10.9
Consumer Discretionary	7.2
Information Technology	6.7
Materials	5.7
Real Estate	5.2
Health Care	5.1
Utilities	3.9
Energy	2.7
Communication Services	1.8
Other assets in excess of liabilities	7.0
100.0%

^	As a percentage of net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (concluded)

December 31, 2018

Financial Derivative Instruments

Open Forward Currency Exchange Contracts

Currency	Buy Amount	Currency	(Sell) Amount	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,126,785	RMB	(7,743,068)	Brown Brothers Harriman & Co.	2/13/2019	$1,725	$–
RMB	325,557	USD	(47,173)	Brown Brothers Harriman & Co.	1/3/2019	139	–
RMB	149,455	USD	(21,625)	Brown Brothers Harriman & Co.	1/3/2019	95	–
RMB	163,212	USD	(23,688)	Brown Brothers Harriman & Co.	1/3/2019	31	–
RMB	174,925	USD	(25,398)	Brown Brothers Harriman & Co.	1/3/2019	23	–
RMB	82,967	USD	(12,057)	Brown Brothers Harriman & Co.	1/3/2019	–	–
USD	15,042	RMB	(103,613)	Brown Brothers Harriman & Co.	1/3/2019	–	(16)
USD	36,423	RMB	(250,876)	Brown Brothers Harriman & Co.	1/3/2019	–	(37)
USD	1,189,725	RMB	(8,284,694)	Brown Brothers Harriman & Co.	1/3/2019	–	(14,262)
						$2,013	$(14,315)
Net Unrealized (Depreciation) on Open Forward Foreign Currency Contracts							$(12,302)

Currency Abbreviations:

RMB - Chinese Renminbi

USD - United States Dollar

CSOP ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

December 31, 2018

1.	Organization

CSOP ETF Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of two investment portfolios: the CSOP FTSE China A50 ETF and the CSOP MSCI China A International Hedged ETF (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). Each Fund is classified as ‘‘diversified,’’ and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.

The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of an index. The Funds track the following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index and the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index (each an ‘‘Index’’ and collectively, the ‘‘Indices’’).

CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).

2.	Summary of Significant Accounting Policies

a.	Basis of Presentation

The accompanying schedules of investments were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Trust is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

b.	Investment Valuation

The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (‘‘Procedures’’) duly approved by the Board. Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation is a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of the last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Foreign currency forward contracts are valued at the current day’s interpolated exchange rate, as calculated using the current day’s spot rate and the thirty, sixty, ninety, and one hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies and ETFs that are affiliated persons of the Adviser are valued at the investment company’s or ETF’s applicable NAV. Redeemable securities issued by unaffiliated investment companies and ETFs are valued as equity securities. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the prevailing exchange rates at 3:00 PM Hong Kong time on the date of valuation as provided by a Board-approved independent pricing service. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your shares.

In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to be unreliable, the Trust’s procedures require the Trust’s Fair Value Committee to determine a security’s fair value. In determining such value, the Fair Value Committee will make each fair value determination based on all relevant factors, which may include among other things: (i) price comparisons among multiple sources; (ii) a review of corporate actions and news events; (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices); and (iv) if applicable, certain other factors specifically relevant to the China A-Share market. Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ respective Indices. This may result in a difference between the Funds’ performance and the performance of the Funds’ Indices, also known as ‘‘tracking error.’’

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value within GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the ‘‘1933 Act’’)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be ‘‘significant events’’ are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the valuations as of December 31, 2018, for the Funds based upon the three levels defined above:

CSOP FTSE China A50 ETF

At December 31, 2018	Total	Level 1	Level 2	Level 3
Common Stocks	$9,892,523	$9,608,794	$283,729	$–
Total Investments, at value	$9,892,523	$9,608,794	$283,729	$–

CSOP MSCI China A International Hedged ETF

At December 31, 2018	Total	Level 1	Level 2	Level 3
Common Stocks	$1,040,934	$1,027,770	$10,935	$2,229
Total Investments, at value	$1,040,934	$1,027,770	$10,935	$2,229

Other Financial Instruments Assets
Forward Foreign Currency Contracts	$2,013	$–	$2,013	$–

Liabilities
Forward Foreign Currency Contracts	(14,315)	–	(14,315)	–
Total Other Financial Instruments	$(12,302)	$–	$(12,302)	$–

Please refer to the Schedules of Investments to view equity securities segregated by industry type.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the period October 1, 2018, through December 31, 2018. Transfers into or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.

CSOP FTSE China A50 ETF	Common Stocks

Balance as of September 30, 2018	$265,192
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(28,780)
Purchases	93,510
(Sales)	-
Transfer In	-
Transfer Out	(329,922)
Balance as of December 31, 2018	$-
Change in unrealized appreciation (depreciation) from investments held as of December 31, 2018	$-

CSOP MSCI China A International Hedged ETF	Common Stocks

Balance as of September 30, 2018	$31,580
Total realized gain (loss)	(5,042)
Change in unrealized appreciation (depreciation)	217
Purchases	-
(Sales)	(5,867)
Transfer In	-
Transfer Out	(18,659)
Balance as of December 31, 2018	$2,229
Change in unrealized appreciation (depreciation) from investments held as of December 31, 2018	$-

The valuation techniques and significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 securities are outlined in the tables below:

CSOP MSCI China A International Hedged ETF

	Fair Value at December 31, 2018	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$2,229	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2018) High – 0% (12/31/2018)

A change to the unobservable inputs of the Funds’ Level 3 securities may result in changes to the fair value measurement, as follows:

Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Adjustments to prior transactions	Increase	Decrease

c.	Foreign Currency Translations

The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00 pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.

d.	Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.

The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Funds’ Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

e.	Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in each Fund’s respective Schedule of Investments.

3.	Principal Risks

As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short-term or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.

Risk of Investing in China

Investing in securities of companies organized and listed in China subjects the Funds to risks specific to China. China is a developing market and, as a result, investments in securities of companies organized and listed in China may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market, interest rate and currency fluctuations, as well as inflation.

Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made. In addition, less information may be available to the Fund and other investors than would be the case if the Fund’s investments were limited to securities of U.S. issuers. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.

Risk of Investments in A-Shares

The Indices are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Indices, the Funds intend to invest directly in A-Shares through the Adviser’s Renminbi Qualified Foreign Institutional Investor (‘‘RQFII’’) quota, and will also invest in eligible A-Shares through the Shanghai-Hong Kong Stock Connect program. Therefore, the size of the Funds’ direct investment in A-Shares is limited by both the size of the Adviser’s RQFII quota and any trading limits or other restrictions applicable to A-Shares traded through the Shanghai-Hong Kong Stock Connect program. This places practical limitations on the size of the Funds and may have a negative impact on the trading of the Funds’ shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota was, or RQFII quotas generally were, reduced or eliminated, the Funds could be required to dispose of a portion of their A-Share holdings. This would likely have a material adverse impact on the Funds’ performance and their ability to meet their investment objectives. If the Funds are unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new shares could cause the Funds’ shares to trade at a premium or discount to the NAV of the Funds and the Funds could experience substantial redemptions.

The Chinese government may intervene in the A-Share market and halt or suspend trading of A-Share securities for short or even extended periods of time. Recently, the A-Shares market has experienced considerable volatility and been subject to frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, including a number of securities held by the Fund. If the trading in a significant number of the Funds’ A-Share holdings is halted or suspended, the Funds’ portfolios could become illiquid. In such event, the Funds may have difficulty selling their portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Funds may need to sell other more liquid portfolio holdings at a loss or at times when they otherwise would not do so to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Funds’ performance and increase the Funds’ tracking error. If a significant number of securities held by the Funds are suspended or unavailable for sale, the Funds are permitted to delay settlement of redemption requests up to seven days. Trading halts or suspensions may make it difficult for the Funds to obtain prices for such securities and may require the Funds to ‘‘fair value’’ a portion of their portfolio holdings. In such case, the determined fair value for an investment may be different than the value realized upon the disposition of such investment. Furthermore, trading halts or suspensions of the Funds’ portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of such trading prices.

Risk of Investment and Repatriation Restrictions

Investments by the Funds in the People’s Republic of China (‘‘China’’ or the ‘‘PRC’’) securities are subject to governmental pre-approval limitations on the quantity that the Funds may purchase, as well as limits on the classes of securities in which the Funds may invest. Repatriations by holders of RQFII quotas are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that the PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of the Funds’ portfolio investments may have an adverse effect on the Funds’ performance and the Funds’ ability to meet redemption requests.

A-Shares Tax Risk

The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invest. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Funds.

The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have adverse impact on the Funds’ performance.

Risk of Investing Through Shanghai-Hong Kong Stock Connect

The Funds may invest in China A Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Trading through the Shanghai-Hong Kong Stock Connect program is subject to a number of restrictions that may impact the Funds’ investments and returns. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds are not subject to individual investment quotas, daily investment quotas designed to limit the maximum daily net purchases on any particular day apply to all participants in the Shanghai-Hong Kong Stock Connect program. These daily investment quotas may restrict or preclude the ability of the Funds to invest in securities obtained via the program. Additionally, investments made through the Shanghai-Hong Kong Stock Connect program are subject to trading, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Funds.

Risk of Investing in Issuers listed on the ChiNext Board

The issuers listed on the ChiNext Board generally are companies in the early stages of development pursuing ventures in the scientific development, innovation and media industries. As a result, these issuers generally have limited operating histories, less mature business models, and limited risk management capacity. These traits cause ChiNext-listed issuers to be vulnerable to market risks and market volatility, both of which may adversely affect the performance of an issuer and thus, the Funds’ investment in such issuer.

Authorized Participant Concentration Risk

Only an Authorized Participant (as defined in the “Purchase and Sale of Fund Shares” section of the Prospectus) may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that serve as Authorized Participant, none of which are obligated to engage in creation and/or redemption transactions. To the extent that one or more of these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem, there may be a significantly diminished trading market for Fund shares, Fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or delisting.

Concentration Risk

To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences than if the Funds’ assets were more diversified.

Costs of Buying or Selling Fund Shares

Investors buying or selling shares in the secondary market will normally pay brokerage commissions or other fees which have the effect of reducing their Fund returns. These fees are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares.

Custody Risk

Less developed markets such as China are more likely to experience problems with the clearance and settlement of trades and the holding of securities by local banks, agents and depositories. Local agents are held only to the standards of care of their local markets, and in general, the less developed a country’s securities markets are, the greater the likelihood of custody and settlement problems.

Applicable PRC regulations require that the A-Shares purchased for the Funds by the Adviser may be credited to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may similarly credit all non-A-Share securities to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may not use the account for any purpose other than maintaining the Funds’ assets.

However, given that the securities trading account will be maintained in the joint names of the Adviser and the Funds, the Funds’ assets may not be as well-protected as they would be if it were possible for them to be registered and held solely in the name of the Funds. In particular, there is a risk that creditors of the Adviser may assert that the securities are owned by the Adviser and not the Funds, and that a court would uphold such an assertion. If this were to occur, creditors of the Adviser could seize assets of the Funds, resulting in potentially substantial losses to the Funds and Funds’ investors.

Derivatives Risk

The Funds may invest in derivatives. Examples of derivatives include forward currency contracts, futures contracts and options contracts. Derivatives are subject to a number of risks, including market, correlation, leverage and interest rate risks. Derivatives may experience dramatic price changes and imperfect correlations between the price of the derivative contract and the underlying assets, rates, indices or other indicators, which may increase the Funds’ volatility and have a negative impact on the Funds’ returns.

Emerging Markets Risk

While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume and liquidity constraints, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

Equity Securities Risk

An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, and its value may be affected by market fluctuations, changes in interest rates, perceived trends in stock prices, general economic conditions, and factors related to specific issuers in which the Fund invest. Equity securities may be vulnerable to volatile changes in value, that cause their values to go up or down significantly and without warning.

Financial Sector Risk

The Indices, and thus the Funds, may be concentrated (i.e., invest more than 25% of their assets) in the financial sector. Companies in the financial sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Greater involvement in the financial sector by the Chinese government poses additional risks for investors, including the risk of appropriation or seizure of assets by the Chinese government, and the risk of abrupt changes in government policy or regulation.

Index Tracking Error Risk

As with other index funds, the performance of the Funds may vary from the performance of the Indices as a result of each Fund’s respective fees and expenses, the use of representative sampling, brokerage and transaction costs, the effect of Chinese taxes, and other factors. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions they represent of the Indices, due to market disruptions, legal restrictions or limitations imposed by the Chinese government, certain NYSE Arca listing standards, or a lack of liquidity on stock exchanges in which such securities trade. The Funds may not be fully invested at times either as a result of cash flows into the Funds or reserves of cash held by the Funds to meet redemptions or pay expenses. In addition, foreign exchange fluctuations and any issues the Funds encounter with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking error risk.

International Closed Market Trading Risk

Because the Funds’ underlying securities trade on an exchange that is closed when the securities exchange on which the Funds’ shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Large-Capitalization Securities Risk

The Funds’ investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Funds will be subject to the risk that large-capitalization issuers, and thus the Funds’ portfolios, may underperform other segments of the Chinese equity market or the equity market as a whole.

Market Risk

Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Funds’ NAVs and market prices, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from their stated objective, and you could lose money.

Mid-Capitalization Securities Risk

The CSOP MSCI China A International Hedged ETF’s investments are expected to include securities of mid-capitalization issuers. Compared to large-capitalization issuers, mid-capitalization issuers may be less stable and more susceptible to adverse developments, as they are more likely to have narrower product lines, fewer financial resources, less management depth and experience, and less competitive strength. In addition, securities of mid-capitalization issuers may be more volatile and less liquid, and the returns on investments could trail the returns on investments in securities of large-capitalization companies.

Non-U.S. Currency Risk

The Funds’ assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Funds will be denominated primarily in Chinese Renminbi (‘‘RMB’’) whereas the Funds’ reference currency is the U.S. dollar. As a result, the Funds’ performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. Such fluctuations may be due to changes in interest rates, investors’ expectations concerning inflation and interest rates, the imposition of currency controls or other national or global political or economic developments. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Shares must be settled in RMB, limitations of the supply of RMB may adversely affect the Funds’ operations. There is no assurance that the Funds will continue to have access to sufficient amounts of RMB to remain fully invested.

Non-U.S. Securities Risk

Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation, decreased market liquidity and political instability. In addition, because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities in such markets.

Passive Investment Risk

The Funds are not actively managed, and, therefore, will not sell securities due to current or projected underperformance of the security, industry or sector.

Risk of Cash Transactions

Unlike some ETFs, the Funds expect to effect creations and redemptions principally in cash, rather than through the in-kind contribution or redemption of securities. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that transact in-kind.

Secondary Market Trading Risk

Trading in the Funds’ shares may be halted by the Exchange, or any other exchange on which the Funds’ shares are traded because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

Shares of the Fund May Trade at Prices Other than NAV

Although market prices for the Funds’ shares generally are expected to closely correspond to the Funds’ NAVs, it is expected that, as with all ETFs, there will be times when the market price of the Funds’ shares are higher or lower than the NAVs of such shares. The risk that shares of the Funds may trade at prices other than NAV is heightened in times of market stress or volatility.

Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Funds, the Adviser, and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

4.	Subsequent Events

In preparing the Schedules of Investments, Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Fund management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

CSOP ETF TRUST

By (Signature and Title)*

/s/ Ding Chen
Ding Chen
President – Principal Executive Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Ding Chen
Ding Chen
President – Principal Executive Officer

Date: February 28, 2019

By (Signature and Title)*

/s/ Monique Labbe
Monique Labbe
Treasurer – Principal Financial Officer

Date: February 28, 2019

* Print name and title of each signing officer under his or her signature.